POST-EMPLOYMENT BENEFITS - Reconciliation of the amount recognized in the combined statement of financial position (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
POST-EMPLOYMENT BENEFITS
Net defined liability at January 1	€ 894	€ 887	€ 1,173
Actuarial adjustments	44	(26)	(300)
thereof: experience adjustments	2	2	(2)
thereof: adjustments for financial assumptions	(46)	24	302
thereof: experience adjustments	(2)	(2)	2
thereof: adjustments for financial assumptions	46	(24)	(302)
Interest expense	36	33	14
Reclassification of other liabilities	4
Net defined liability at December 31	€ 978	€ 894	€ 887